CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income (loss)	¥ 140,361	¥ (9,236)	¥ 197,250	¥ (2,523)
Cumulative translation adjustments:
Cumulative translation adjustments	(6,474)	31,941	(39,320)	64,297
Deferred income taxes	(66)	(2,218)	245	(1,966)
Total	(6,540)	29,723	(39,075)	62,331
Defined benefit pension plans:
Pension liability adjustment	2,356	1,018	3,005	2,064
Deferred income taxes	(686)	(481)	912	(807)
Total	1,670	537	3,917	1,257
Own credit adjustments:
Own credit adjustments	(1,430)	(532)	(3,156)	4,720
Deferred income taxes	(269)	(358)	(519)	(1,380)
Total	(1,699)	(890)	(3,675)	3,340
Total other comprehensive income (loss)	(6,569)	29,370	(38,833)	66,928
Comprehensive income	133,792	20,134	158,417	64,405
Less: Comprehensive income attributable to noncontrolling interests	2,206	2,447	2,403	4,686
Comprehensive income attributable to NHI shareholders	¥ 131,586	¥ 17,687	¥ 156,014	¥ 59,719